Parent entity information (Tables)	12 Months Ended
Jun. 30, 2022
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Parent entity financial information
Set out below is the supplementary information about the parent entity.

	Parent
	2022 A$’000	2021 A$’000

Statement of profit or loss and other comprehensive income
Loss after income tax	(23,875)	(16,854)

Total comprehensive income	(23,875)	(16,854)

	2022 A$’000	2021 A$’000

Statement of financial position
Total current assets	5,895	25,042
Total assets	25,945	47,044
Total current liabilities	1,090	3,177
Total liabilities	12,407	15,032
Equity
Contributed equity	84,480	80,290
Other contributed equity	—	464
Reserves	3,264	1,754
Accumulated losses	(74,206)	(50,496)

Total equity	13,538	32,012